WARRANTS (Schedule of warrants outstanding) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of stock option exercise		(200)
Number of warrants Balance, Ending	960,000
Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants Balance, Beginning	961,000	8,746,000	9,000,000
Number of stock option exercise	(1,000)	(473,000)	(6,509,000)
Cancelled/Expired		(2,063,000)	(600,000)
Issued		(13,000,000)	(6,855,000)
Number of warrants Balance, Ending	960,000	961,000	8,746,000
Weighted average exercise price, Beginning Balance	$ 24.84	$ 3.37	$ 2.26
Weighted average exercise price, Exercised	8	0.49	2.29
Weighted Average Exercise Price, Cancelled/expired		3	3
Weighted Average Exercise Price, Issued		0.06	3.76
Weighted average exercise price, Ending Balance	$ 24.84	$ 24.84	$ 3.37